Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST
Prospectus Date		rr_ProspectusDate	Jul. 01, 2015
Columbia Marsico Focused Equities Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	Columbia Marsico Focused Equities Fund (the Fund) seeks long-term growth of capital.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 21 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	53.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 21 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Other expenses for Class A, Class B, Class C, Class R4, Class R5 and Class Z shares have been restated to reflect current fees paid by the Fund.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund's total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
			Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. These investments mostly consist of equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund typically holds a core position of between 20 and 35 common stocks that are believed to have potential for long-term growth. The Fund may from time to time exceed this range, including when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to abnormal market conditions; however, the portfolio managers do not currently intend to hold greater than 50 common stocks.

The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector, the health care sector and the information technology sector.

			The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing positive transformational change in their business model, such as, without limitation, the introduction of a new product, the appointment of a new management team, or a merger or acquisition.
Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives.

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions, debt securities may have comparable or greater price volatility.

Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the consumer discretionary sector, the health care sector and the information technology sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.

The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

			Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Risk Lose Money [Text]		rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

			The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedle.com/us.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	columbiathreadneedle.com/us
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 1st Quarter 2012 16.15% Worst 4th Quarter 2008 -21.11%
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2014)
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Columbia Marsico Focused Equities Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	[2]	rr_ManagementFeesOverAssets	0.74%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[3]	rr_OtherExpensesOverAssets	0.24%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.23%
Less: Fee waivers and/or expense reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	1.22%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year		rr_ExpenseExampleYear01	$ 692
3 years		rr_ExpenseExampleYear03	942
5 years		rr_ExpenseExampleYear05	1,211
10 years		rr_ExpenseExampleYear10	1,977
1 year		rr_ExpenseExampleNoRedemptionYear01	692
3 years		rr_ExpenseExampleNoRedemptionYear03	942
5 years		rr_ExpenseExampleNoRedemptionYear05	1,211
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,977
2005	[5]	rr_AnnualReturn2005	9.59%
2006	[5]	rr_AnnualReturn2006	8.35%
2007	[5]	rr_AnnualReturn2007	13.18%
2008	[5]	rr_AnnualReturn2008	(39.77%)
2009	[5]	rr_AnnualReturn2009	30.22%
2010	[5]	rr_AnnualReturn2010	18.52%
2011	[5]	rr_AnnualReturn2011	(2.65%)
2012	[5]	rr_AnnualReturn2012	11.79%
2013	[5]	rr_AnnualReturn2013	37.67%
2014	[5]	rr_AnnualReturn2014	11.68%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year to Date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	2.60%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	16.15%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(21.11%)
1 Year		rr_AverageAnnualReturnYear01	5.25%
5 Years		rr_AverageAnnualReturnYear05	13.32%
10 Years		rr_AverageAnnualReturnYear10	7.01%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
Columbia Marsico Focused Equities Fund | Class B
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	[6]	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fees	[2]	rr_ManagementFeesOverAssets	0.74%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	[3]	rr_OtherExpensesOverAssets	0.24%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.98%
Less: Fee waivers and/or expense reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	1.97%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	This charge decreases over time.
1 year		rr_ExpenseExampleYear01	$ 700
3 years		rr_ExpenseExampleYear03	920
5 years		rr_ExpenseExampleYear05	1,267
10 years		rr_ExpenseExampleYear10	2,112
1 year		rr_ExpenseExampleNoRedemptionYear01	200
3 years		rr_ExpenseExampleNoRedemptionYear03	620
5 years		rr_ExpenseExampleNoRedemptionYear05	1,067
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,112
1 Year		rr_AverageAnnualReturnYear01	6.14%
5 Years		rr_AverageAnnualReturnYear05	13.60%
10 Years		rr_AverageAnnualReturnYear10	6.85%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
Columbia Marsico Focused Equities Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	[7]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	[2]	rr_ManagementFeesOverAssets	0.74%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	[3]	rr_OtherExpensesOverAssets	0.24%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.98%
Less: Fee waivers and/or expense reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	1.97%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	This charge applies to redemptions within one year after purchase, with certain limited exceptions.
1 year		rr_ExpenseExampleYear01	$ 300
3 years		rr_ExpenseExampleYear03	620
5 years		rr_ExpenseExampleYear05	1,067
10 years		rr_ExpenseExampleYear10	2,305
1 year		rr_ExpenseExampleNoRedemptionYear01	200
3 years		rr_ExpenseExampleNoRedemptionYear03	620
5 years		rr_ExpenseExampleNoRedemptionYear05	1,067
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,305
1 Year		rr_AverageAnnualReturnYear01	9.92%
5 Years		rr_AverageAnnualReturnYear05	13.81%
10 Years		rr_AverageAnnualReturnYear10	6.84%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
Columbia Marsico Focused Equities Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.74%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[3]	rr_OtherExpensesOverAssets	0.03%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.77%
Less: Fee waivers and/or expense reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	0.77%
1 year		rr_ExpenseExampleYear01	$ 79
3 years		rr_ExpenseExampleYear03	246
5 years		rr_ExpenseExampleYear05	428
10 years		rr_ExpenseExampleYear10	954
1 year		rr_ExpenseExampleNoRedemptionYear01	79
3 years		rr_ExpenseExampleNoRedemptionYear03	246
5 years		rr_ExpenseExampleNoRedemptionYear05	428
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 954
1 Year		rr_AverageAnnualReturnYear01	12.31%
5 Years		rr_AverageAnnualReturnYear05	15.21%
10 Years		rr_AverageAnnualReturnYear10	7.90%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 27, 2010
Columbia Marsico Focused Equities Fund | Class R4
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.74%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[3]	rr_OtherExpensesOverAssets	0.24%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.98%
Less: Fee waivers and/or expense reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	0.97%
1 year		rr_ExpenseExampleYear01	$ 99
3 years		rr_ExpenseExampleYear03	311
5 years		rr_ExpenseExampleYear05	541
10 years		rr_ExpenseExampleYear10	1,200
1 year		rr_ExpenseExampleNoRedemptionYear01	99
3 years		rr_ExpenseExampleNoRedemptionYear03	311
5 years		rr_ExpenseExampleNoRedemptionYear05	541
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,200
1 Year		rr_AverageAnnualReturnYear01	11.95%
5 Years		rr_AverageAnnualReturnYear05	14.80%
10 Years		rr_AverageAnnualReturnYear10	7.71%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 08, 2012
Columbia Marsico Focused Equities Fund | Class R5
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.74%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[3]	rr_OtherExpensesOverAssets	0.08%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.82%
Less: Fee waivers and/or expense reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	0.82%
1 year		rr_ExpenseExampleYear01	$ 84
3 years		rr_ExpenseExampleYear03	262
5 years		rr_ExpenseExampleYear05	455
10 years		rr_ExpenseExampleYear10	1,014
1 year		rr_ExpenseExampleNoRedemptionYear01	84
3 years		rr_ExpenseExampleNoRedemptionYear03	262
5 years		rr_ExpenseExampleNoRedemptionYear05	455
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,014
1 Year		rr_AverageAnnualReturnYear01	12.14%
5 Years		rr_AverageAnnualReturnYear05	14.78%
10 Years		rr_AverageAnnualReturnYear10	7.70%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 11, 2013
Columbia Marsico Focused Equities Fund | Class Z
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.74%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[3]	rr_OtherExpensesOverAssets	0.24%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.98%
Less: Fee waivers and/or expense reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	0.97%
1 year		rr_ExpenseExampleYear01	$ 99
3 years		rr_ExpenseExampleYear03	311
5 years		rr_ExpenseExampleYear05	541
10 years		rr_ExpenseExampleYear10	1,200
1 year		rr_ExpenseExampleNoRedemptionYear01	99
3 years		rr_ExpenseExampleNoRedemptionYear03	311
5 years		rr_ExpenseExampleNoRedemptionYear05	541
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,200
1 Year		rr_AverageAnnualReturnYear01	11.93%
5 Years		rr_AverageAnnualReturnYear05	14.97%
10 Years		rr_AverageAnnualReturnYear10	7.92%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
Columbia Marsico Focused Equities Fund | returns after taxes on distributions | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	1.40%
5 Years		rr_AverageAnnualReturnYear05	10.22%
10 Years		rr_AverageAnnualReturnYear10	5.52%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
Columbia Marsico Focused Equities Fund | returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	5.52%
5 Years		rr_AverageAnnualReturnYear05	10.38%
10 Years		rr_AverageAnnualReturnYear10	5.54%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
Columbia Marsico Focused Equities Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%

[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	Management fees reflect the combination of advisory and administrative services fees under one agreement providing for a single management fee. Advisory fees and administrative services fee payable pursuant to separate prior agreements amounted to 0.68% and 0.06% of average daily net assets of the Fund, respectively.
[3]	Other expenses for Class A, Class B, Class C, Class R4, Class R5 and Class Z shares have been restated to reflect current fees paid by the Fund.
[4]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2016, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.22% for Class A, 1.97% for Class B, 1.97% for Class C, 0.81% for Class I, 0.97% for Class R4, 0.86% for Class R5 and 0.97% for Class Z.
[5]	Year to Date return as of March 31, 2015: 2.60%
[6]	This charge decreases over time.
[7]	This charge applies to redemptions within one year after purchase, with certain limited exceptions.